Note 6 - Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 4,559,000	$ 4,559,000
Finite-Lived Core Deposits, Gross	156,000	195,000
Finite-Lived Intangible Assets, Accumulated Amortization	240,000	200,000
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization of Intangible Assets	$ 39,000	$ 40,000	$ 40,000